CM ADVISORS FAMILY OF FUNDS
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246

November [21], 2017

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Form N-14 for CM Advisors Family of Funds (the “Trust”), on behalf of the CM Advisors Fund (the “Fund”), a series of the Trust (File No. 333-101585)

Ladies and Gentlemen:

The Trust, hereby submits for filing under Section 8(a) of the Securities Act of 1933, and Rule 488 thereunder, each as amended, the electronic version of the Trust’s Registration Statement on Form N-14. The Registration Statement is being filed to register shares of the CM Advisors Small Cap Value Fund (the “Small Cap Value Fund”), a separate series of the Trust, are part of the Reorganization of the Fund into the Small Cap Value Fund. This Registration Statement is expected to be automatically effective on the 30th day, pursuant to Rule 488. If you have any questions, please contact me at (513) 587-3454.

Very truly yours,

/s/ Bo J. Howell
Bo J. Howell
Asst. Secretary